Introduction, basis of presentation of the consolidated financial statements and other information	12 Months Ended
Dec. 31, 2022
Intro, basis of presentation of the consolidated financial statements and other information
Introduction, basis of presentation of the consolidated financial statements and other information

1.  Introduction, basis of presentation of the consolidated financial statements and other information

a)   Introduction

Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México (hereinafter, “Banco Santander México”) together with its subsidiaries (hereinafter, the “Bank”) is a subsidiary of Grupo Financiero Santander México, S.A. de C.V. (hereinafter, “the Group”, “Parent” or “Parent company”), which is a subsidiary of Banco Santander, S.A. in Spain (hereinafter, “Banco Santander (Spain)” or “Ultimate Parent”) and holds 96.16% (see Note 3) of its common stock and is regulated by, among others, the Credit Institutions Law (Ley de Instituciones de Crédito), the General Provisions Applicable to Credit Institutions (Disposiciones de Carácter General Aplicables a las Instituciones de Crédito), Regulated Multiple Purpose Finance Entities and Market Participants in Relation to Derivatives Contracts Listed on the Mexican Market issued by the Mexican National Banking and Securities Commission (hereinafter, “CNBV” by its Spanish acronym) and the Mexican Central Bank (hereinafter, “Central Bank”, “Mexican Central Bank” or “Banco de México”).

The shares of the Bank are listed on the Mexican Stock Exchange and on the New York Stock Exchange as American Depositary Shares. The Bank is subject to the supervision and oversight of the CNBV, the Mexican Central Bank and the United States Securities and Exchange Commission (SEC).

The Bank’s main activity is to render banking and credit services under the terms of applicable laws, which services include, among others, reception of deposits, granting of loans, trading of securities and the execution of trust contracts.

Per legal requirements, Banco Santander México has unlimited liability for the obligations assumed and losses incurred by each of its subsidiaries.

The Bank conducts its business through branches and offices located throughout Mexico. The Bank is one of the largest private-sector banks in Mexico. The main office of the Bank is located at Prolongacion Paseo de la Reforma 500, Lomas de Santa Fe, Alvaro Obregon, Ciudad de Mexico, Mexico.

The issuance of the consolidated financial statements was authorized by Felipe García Ascencio, Executive President and Chief Executive Officer (CEO) and Director of the Bank on February 28, 2023. These consolidated financial statements are pending the approval of the Board of Directors and of the ordinary shareholders’ meeting, where they may be modified, based on provisions set forth in the Mexican Corporations Law (Ley General de Sociedades Mercantiles).

COVID-19 pandemic

Near the end of 2019, a new strain of coronavirus denominated SARS-CoV-2 (hereinafter, “COVID-19”) was first reported. In that period, clusters of cases showing the symptoms of a ‘pneumonia of unknown cause’ were identified in Wuhan, the capital of Central China’s Hubei province.

On December 31, 2019, China alerted the World Health Organization (“WHO”) of this new virus and on January 31, 2020, the International Health Regulations Emergency Committee of the WHO declared the outbreak a ‘Public Health Emergency of International Concern’. Since then, COVID-19 progressively spread around the world, initially in parts of Asia, from where it then moved to Europe, the United States of America and Latin America, among others. On March 11, 2020, the WHO declared the COVID-19 outbreak to be a pandemic.

In the United States of America and Latin America, the health crisis began later than in Europe, so its impact was greatest at the end of the first quarter of 2020 and there were no clear signs of recovery during 2020.

On November 26, 2021, the WHO declared the "Omicron" variant as a virus of concern, following the advice of the WHO Technical Advisory Group on the Evolution of the Virus. This decision was based on the evidence presented that this variant has several mutations that can have an impact on its behavior, for example, how easily it spreads or the severity of the disease it causes.

COVID-19 has significantly affected the world economy. Countries all over the world responded to the COVID-19 pandemic by imposing a variety of measures trying to contain its expansion and impact, including lockdowns on millions of people, the implementation of mass quarantines and other containment measures, travel restrictions, limiting public gatherings and the temporary suspension of most economic activity. The measures adopted led to a notable decrease in global economic activity, disruption of supply chains, falls in production and demand, which resulted in significant Gross Domestic Product (GDP) falls in the most relevant countries, exchange rate volatility, sharp declines and high volatility in the financial and commodities markets worldwide, among others.

During the COVID-19 pandemic, the Bank’s priority was to protect the health of its employees, customers and shareholders but also to help mitigate the economic and financial impact cause by the health crisis. In this respect, several work streams were activated to find the best possible outcome for customers as well as to preserve the Bank’s strength and solvency while safeguarding the health and safety of its employees.

In 2021, the Bank began a program for the return of its employees to the corporate offices, with the objective of achieving a 50% attendance once the COVID-19 pandemic ended. This program was suspended due to the arrival of the Omicron variant in Mexico in December 2021 and by virtue of safeguarding the health of its employees and business continuity, the Bank reduced attendance in central areas to 25% and canceled face-to-face meetings.

During 2022, the Bank reactivated the program for the return of its employees to the corporate offices, with the objective of a total attendance of 70%, having as a priority to maintain the safeguarding the health of its employees and business continuity. The Bank redesigned the physical space to guarantee the recommended social distance, combined with strict personal hygiene measures.

b)   Basis of presentation of the consolidated financial statements

Bank’s Management has a reasonable expectation that the Bank has adequate resources to continue in operational existence for the near future. Thus, the Bank continues preparing the consolidated financial statements on a going concern basis of accounting.

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (hereinafter, “IFRS”) as issued by the International Accounting Standards Board (hereinafter, “IASB”) and IFRIC interpretations, which are developed by the IFRS Interpretations Committee (previously the International Financial Reporting Interpretations Committee or IFRIC) and issued after approval by the IASB.

The consolidated financial statements have been prepared on a historical cost basis, except for financial assets and liabilities at fair value through profit or loss (including trading financial derivative instruments), financial assets at fair value through other comprehensive income, hedging financial derivative instruments, non-current assets held for sale and plan assets of defined benefit pension plans, that have been measured at fair value at the end of each reporting period, as explained in the accounting policies below (see Note 2).

Historical cost is based on the fair value of the consideration given in exchange for goods and services.

The carrying values of recognized assets and liabilities that are designated as hedged items in fair value hedges that would otherwise be carried at amortized cost are adjusted to recognize changes in the fair values attributable to the risks that are being hedged in effective hedge relationships.

The consolidated financial statements are presented in Mexican pesos. As used in these consolidated financial statements, the term “billion” means one thousand million (1,000,000,000).

The consolidated financial statements filed for Mexican statutory purposes are prepared in accordance with accounting rules and regulations prescribed by the CNBV, as amended, which are hereinafter referred to as Mexican Banking GAAP. Mexican Banking GAAP is composed of Mexican Financial Reporting Standards (“NIF” by its Spanish acronym) as issued by the Mexican Board of Financial Reporting Standards (“CINIF” by its Spanish acronym), which, in turn, are supplemented and modified by specific rules mandated by the CNBV.

Resolutions issued by the CNBV

As of January 1, 2022, new accounting standards issued by the CNBV came into force. The main changes performed to the Mexican Banking GAAP are intended to standardize accounting principles with Mexican Financial Reporting Standards (which in turn have a high level of consistency with IFRS). These changes now allow financial institutions to have comparable financial information in respect with other countries.

As of December 31, 2022, the most significant differences between Mexican Banking GAAP and IFRS are:

a)   Allowance for impairment losses

For Mexican Banking GAAP purposes, allowance for impairment losses and provisions for off-balance sheet risk are determined using prescribed formulas that are based primarily on an expected credit loss model. The expected credit loss model is developed by the CNBV using information compiled from the Mexican lending market as a whole, which may differ from the Bank’s expected credit loss model.

In some cases, CNBV can approve the use of internal models to determine the allowance for impairment losses under Mexican Banking GAAP, as an alternative to the regulatory expected credit loss model.

b)   Effects of inflation

Mexican Banking GAAP requires the recognition of the comprehensive effects of inflation when an economic environment becomes inflationary, which, for purposes of Mexican Banking GAAP, is indicated by a three-year cumulative inflation rate of approximately 26% or more.

c)   Deferred employee profit sharing

Mexican Banking GAAP requires the recognition of the deferred compulsory employee profit sharing effect based on the temporary differences arising between book and tax value of the assets and liabilities.

d)   Consolidation of special purpose entities

Mexican Banking GAAP does not require the consolidation of those special purpose entities created before January 1, 2009 over which control is exercised.

The notes to the consolidated financial statements contain supplementary information to that presented in the consolidated balance sheets, consolidated income statements, consolidated statements of comprehensive income, consolidated statements of changes in total equity and consolidated statements of cash flows. The notes provide, in a clear, relevant, reliable and comparable manner, narrative descriptions and breakdowns of these consolidated financial statements.

New and amended IFRS that are effective for the current year

The following amendments and improvements to IFRS and International Accounting Standards (hereinafter, “IAS”) issued by the IASB are mandatorily effective for the accounting period beginning on January 1, 2022. The adoption of these amendments and improvements have not had any material impact on the disclosures or amounts reported in the consolidated financial statements.

●	Amendments to IAS 16 – Property, Plant and Equipment: Proceeds before Intended Use
●	Amendments to IAS 37 – Onerous Contracts – Cost of Fulfilling a Contract
●	Annual Improvements to IFRS Standards 2018-2020
●	Amendments to IFRS 3 – Business Combinations

Amendments to IAS 16 – Property, Plant and Equipment: Proceeds before Intended Use

The amendment to IAS 16 prohibits an entity from deducting from the cost of an item of property, plant and equipment any proceeds received from selling items produced while the entity is preparing the asset for its intended use. It also clarifies that an entity is ‘testing whether the asset is functioning properly’ when it assesses technical and physical performance of the asset. The financial performance of the asset is not relevant to this assessment.

Amendments to IAS 37 – Onerous Contracts – Cost of Fulfilling a Contract

The amendment to IAS 37 Provisions, Contingent Liabilities and Contingent Assets clarifies that the direct costs of fulfilling a contract include both the incremental costs of fulfilling the contract and an allocation of other costs directly related to fulfilling contracts. Before recognizing a separate provision for an onerous contract, the entity recognizes any impairment loss that has occurred on assets used in fulfilling the contract

Annual Improvements to IFRS Standards 2018-2020

●	IFRS 1 First-time Adoption of International Financial Reporting Standards. The amendment provides additional relief to a subsidiary which becomes a first-time adopter later than its parent in respect of accounting for cumulative translation differences.
●	IFRS 9 Financial Instruments. The amendment clarifies that in applying the 10 per cent test to assess whether to derecognize a financial liability, an entity includes only fees paid or received between the entity (the borrower) and the lender, including fees paid or received by either the entity or the lender on the other’s behalf.
●	IFRS 16 Leases. The amendment removes the illustration of the reimbursement of leasehold improvements.
●	IAS 41 Agriculture. The amendment removes the requirement in IAS 41 for entities to exclude cash flows for taxation when measuring fair value.

Amendments to IFRS 3 – Business Combinations

The amendment to IFRS 3 updates the references to the Conceptual Framework for Financial Reporting and add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 and Interpretation 21 Levies. The amendments also confirm that contingent assets should not be recognized at the acquisition date.

New and revised IFRS in issue but not yet effective

At the date of authorization of these consolidated financial statements, the following amendments to IFRS had been issued but were not mandatory for annual reporting periods ending on December 31, 2022.

●	Amendments to IAS 1 – Classification of Liabilities as Current or Non-current
●	Amendments to IAS 1 and IFRS Practice Statement 2 – Disclosure of Accounting Policies
●	Amendments to IAS 8 – Definition of Accounting Estimates
●	Amendments to IAS 12 – Deferred Tax related to Assets and Liabilities arising from a Single Transaction
●	Amendments to IFRS 10 and IAS 28 – Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

Bank’s Management does not expect any material impact from the adoption of these Amendments.

c)   Critical accounting estimates and judgments

IFRS requires that Bank’s Management make certain estimates and utilize certain assumptions to determine the valuation of items included in the consolidated financial statements and to make required disclosures.

As a result of the impact of COVID-19, during 2021 and 2020 the Bank was required to apply a greater degree of judgment in critical estimates due to the evolving nature of the pandemic and limited recent experience of the economic and financial impacts of said event. Bank's Management, using the best information available, has evaluated the potential impacts of the COVID-19 pandemic on the estimates made during 2022, as a result, concluded that the effect of COVID-19 was not significant to the critical accounting estimates.

Although the actual results may differ, Bank’s Management believes that the estimates, assumptions and judgments utilized in preparing the consolidated financial statements and related disclosures were appropriate under the circumstances.

The critical accounting estimates applied are as follows:

- Fair value measurement of financial instruments (see Note 2.d.iii and Note 45.d).

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction in the principal (or most advantageous) market at the measurement date under current market conditions. The most objective and common reference for the fair value of a financial instrument is the price that would be paid for it on an active, liquid and deep market (quoted price or market price). Fair value under IFRS is an exit price regardless of whether that price is directly observable or estimated using another valuation technique.

When there is no market price for a given financial instrument, its fair value is estimated on the basis of the price established in recent transactions involving similar instruments and, in the absence thereof, of valuation techniques commonly used by the international financial community, taking into account the specific features of the instrument to be measured and, particularly, the various types of risk associated with it.

In estimating the fair value of an asset or a liability, the Bank takes into account the characteristics of the asset or liability if market participants would consider those characteristics when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in the consolidated financial statements for certain financial instruments is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2 Share-based Payment and measurements that have some similarities to fair value but are not fair value, such as value in use defined in IAS 36 Impairment of Assets.

When there is no market price available for an identical instrument, the Bank measures fair value using other valuation techniques that are commonly used by the financial markets that maximize the use of relevant observable inputs and minimize the use of unobservable inputs as explained in Note 2.d.

The availability of observable prices or inputs varies by product and market, and may change over time. The level of judgment from Bank’s Management required in establishing fair value of financial instruments for which there is a quoted price in an active market is minimal. Similarly, there is little subjectivity or judgment required for instruments valued using valuation models that are standard across the industry and where all parameter inputs are quoted in active markets. The level of subjectivity and degree of judgment from Bank’s Management required are more significant for those instruments valued using specialized and sophisticated models and those where some or all of the parameter inputs are not observable.

In making appropriate valuation adjustments, the Bank follows methodologies that consider factors such as liquidity and credit risk (both counterparty credit risk in relation to financial assets and its own credit risk in relation to financial liabilities, which are at fair value through profit or loss).

As of December 31, 2022, no significant reduction exists in observable prices from sources used for the valuation of financial instruments. Given the low market complexity as a rule for the Bank’s portfolios, there have been no significant reclassifications between levels. The Bank monitors the evolution of the financial markets, their liquidity, and the observability conditions of the valuation inputs in order to apply the criteria established in the Bank for the levelling of assets and liabilities measured at fair value.

- Fair value estimates used in disclosures (see Note 2.d.iii and Note 45.d).

For financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 according to IFRS 13 Fair Value Measurement based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

●	Level 1: inputs that are quoted market prices (unadjusted) in active markets for identical instruments;
●	Level 2: inputs other than quoted prices included within Level 1 that are observable either directly (i.e., as prices) or indirectly (i.e., derived from prices). This category includes instruments valued using: quoted market prices in active markets for similar instruments; quoted prices for identical or similar instruments in markets that are considered less than active; or other valuation techniques in which all significant inputs are directly or indirectly observable from market data; and
●	Level 3: inputs that are unobservable. This category includes all instruments for which the valuation technique includes inputs not based on observable data and the unobservable inputs have a significant effect on the instrument’s valuation. This category includes instruments that are valued based on quoted prices for similar instruments for which significant unobservable adjustments or assumptions are required to reflect differences between the instruments.

This disclosure is provided in Note 2.d.iii.

For financial instruments measured at amortized cost (which includes, balances with the Central Bank, loans and advances to customers, debt instruments, deposits and short-term and long-term debt issued), the Bank discloses the fair value. This disclosure is provided in Note 45.d; generally, there is no trading activity in these instruments and the fair value determination requires significant judgment from Bank’s Management.

-	Allowance for impairment losses and provisions for off-balance sheet risk (see Note 2.g, Note 8.c, Note 9.c, Note 11.c and Note 24.f).

The Bank assesses on a forward-looking basis the expected credit losses associated with its financial assets carried at amortized cost and at fair value through other comprehensive income. The impairment methodology applied depends on whether there has been a significant increase in credit risk. The Bank considers a financial asset to have experienced a significant increase in credit risk, since initial recognition, taking into account different quantitative, qualitative or backstop criteria. If it is determined that a significant change in credit risk has occurred, the expected credit losses are re-evaluated and the credit losses are quantified.

The Bank uses the concept of expected credit loss methodology according to IFRS 9 Financial Instruments to quantify the credit losses as further discussed in Note 2.g.

The accounting estimates and judgments related to the allowance for impairment losses and provisions for off-balance sheet risk are a critical accounting estimate for the Bank because the underlying assumptions used to assess the impairment can change from period to period and may significantly affect the Bank’s profit, particularly in circumstances of economic and financial uncertainty. Further, the statistical models incorporate numerous estimates and judgments (for example, Probability of Default, Loss Given Default and segmentation of loans in groups with similar credit risk characteristics, etc.).

Further details about expected credit loss measurement are given in Note 2.g.

- The recognition and measurement of deferred tax assets (see Note 26.d).

As discussed in Note 2.v, deferred tax assets and liabilities include temporary differences, which are identified as the amounts expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities and their related tax bases, tax losses and tax credit carryforwards. These amounts are measured at the tax rates that are expected to apply in the period when the asset is realized or the liability is settled.

During 2020 and 2021, the Bank reassessed its ability to generate future taxable income in relation to the recoverability of deferred tax assets recognized in the consolidated balance sheet. The COVID-19 pandemic introduced new uncertainties, that the Bank considered in its analysis of the recoverability of deferred tax assets, such as depth, severity and duration of the COVID-19 pandemic.

In determining the amount of deferred tax assets to be recognized, the Bank used updated expectations and estimates on projections of future events and trends, which may affect the consolidated financial statements, including a review of the eligible carryforward periods, available tax planning opportunities and other relevant considerations.

Bank’s Management considers that the recovery period of these assets would not be significantly affected and that it was not necessary to adjust the deferred tax assets recognized based on the results of the analyses performed.

The Bank believes that the accounting estimate related to the deferred tax assets is a critical accounting estimate because it requires significant judgment of the Bank’s Management and the underlying assumptions used in the estimate can change from period to period (for example, future projected operating performance of the Bank).

- Goodwill and intangible assets in business combinations (see Note 16).

Goodwill and intangible assets include the cost of acquired subsidiaries in excess of the fair value of the tangible net assets recognized in connection with acquisitions as well as acquired intangible assets. Accounting for goodwill and acquired intangible assets requires estimates from Bank’s Management regarding: (1) the fair value of the acquired intangible assets and the initial amount of goodwill to be recognized, (2) the amortization period (for identified intangible assets other than those with indefinite lives or goodwill) and (3) the recoverability of the carrying value of acquired intangible assets.

The useful lives of acquired intangible assets are estimated based on the period over which the assets are expected to contribute directly or indirectly to the future cash flows of the Bank.

To determine the initial amount of goodwill to be recognized on an acquisition, the Bank determines the fair value of the consideration and the fair value of the net assets acquired. The Bank uses internal analysis, generally based on discounted cash flow techniques, to determine the fair value of the net assets acquired and non-cash components of the consideration paid. The actual fair value of net assets acquired could differ from the fair value determined, resulting in an under- or over-statement of goodwill.

Goodwill arising on an acquisition of a business is carried at cost as established at the date of acquisition of the business less accumulated impairment losses, if any.

- Impairment of goodwill (see Note 16).

IAS 36 requires that a cash-generating unit (CGU) to which goodwill has been allocated is tested for impairment annually, or more frequently when there is an indication that the CGU may be impaired. IAS 36 establishes a minimum of indicators in assessing whether there is any impairment indication. A CGU to which goodwill has been allocated is tested for impairment annually, or more frequently when there is an indication that the CGU may be impaired.

The Bank concluded that as of December 31, 2022 there are no impairment indications.

Determining whether goodwill is impaired requires an estimation of the value in use of the CGU to which goodwill has been allocated. The value in use calculation requires estimating the future cash flows expected to arise from the CGU and a suitable discount rate in order to calculate present value.

The estimated future cash flows are based on updated financial budgets and business plans that reflect the most recent developments, such as GDP, interest rates and inflation.

Where the actual future cash flows are less than expected, an impairment loss may arise. The impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the CGU and then to the other assets of the CGU pro rata based on the carrying amount of each asset in the CGU. Any impairment loss for goodwill is recognized directly in the consolidated income statement. An impairment loss recognized for goodwill is not reversed in subsequent periods.

On disposal of the relevant CGU, the attributable amount of goodwill is included in the determination of the profit or loss on disposal.

Details of the impairment of goodwill calculation are set out in Note 16.

- Defined benefit plan (see Note 24.c).

The net cost of the defined benefit pension plan and other post-employment medical benefits and the present value of the pension obligation are determined using the projected unit credit method, with actuarial valuations being carried out at the end of each annual reporting period. An actuarial valuation involves making various assumptions that may differ from actual developments in the future. These assumptions include the determination of the discount rate. Any changes in these assumptions will affect the carrying amount of pension obligations.

The Bank determines the appropriate discount rate at the end of each year. This interest rate should be used to determine the present value of estimated future cash outflows expected to be required to settle the pension obligations. The Bank’s defined benefit obligation is discounted at a rate set by reference to market yields on Mexican government bonds at the end of the reporting period.

Further details about pension obligations are given in Note 24.c.

- Recognition and measurement of certain provisions and contingencies.

Provisions are recognized when the Bank has a present obligation (legal or constructive) as a result of a past event; it is probable that an outflow of cash or other economic resources will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. If an outflow is not probable, the item is treated as a contingent liability.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (when the effect of the time value of money is material).

The Bank estimates and provides for probable losses that may arise out of litigation, regulatory proceedings and uncertain income tax matters to the extent that a current obligation exists, the losses are probable and can be reasonably estimated. Significant judgment is required in making these estimates and the Bank’s final liabilities may ultimately be materially different. The Bank’s actual losses may differ materially from recognized amounts.

Further details about recognition and measurement of certain provisions and contingencies are given in Note 24.

- Lease term

In determining the lease term, Bank’s Management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated).

Further details about lease term are given in Note 2.k and Note 15.

- Discount rate for leases as a lessee

To determine the incremental borrowing rate, the Bank applies the Cross Section methodology, which consists of estimating the credit spread of the Bank based on the Credit Default Swaps information available from different entities. Under the Cross Section methodology, the following factors are considered to obtain the credit spread:

●	Economic sector,
●	Geographical area,
●	Rating, and
●	An assumption to represent that at least one factor described above, match with the factors related to the Bank.

Further details about discount rate for leases as a lessee are given in Note 2.k and Note 15.

d)   Environmental impact

In view of the business activities carried on by the Bank, the Bank does not have any environmental liability, expenses, assets, provisions or contingencies that might be material with respect to its consolidated equity, financial position or results.

e)   Interbank Offered Rates Reform

Following the financial crisis, the replacement of benchmark interest rates such as the London Inter-bank Offered Rate (LIBOR) and other Interbank Offered Rates (IBOR), hereinafter the “IBOR Reform”, became a priority for global regulators. Given the pervasive nature of IBOR-based contracts, there are impacts of these changes on financial reporting under IFRS.

The IASB has issued two-phase amendments to provide reliefs from the effects of the IBOR Reform.

-	Phase 1 - amendments to IFRS 9, IAS 39 Financial Instruments: Recognition and Measurement and IFRS 7 Financial Instruments: Disclosures (IBOR Reform Phase 1) provided temporary reliefs to enable hedge accounting to continue during the period of uncertainty before the replacement of an IBOR with an alternative nearly risk-free interest rate (“RFR”). The IBOR Reform Phase 1 amendments were effective for periods beginning on or after January 1, 2020.
-	Phase 2 - amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 Insurance Contracts and IFRS 16 Leases (IBOR Reform Phase 2) provides temporary reliefs to address the accounting issues, which arise upon the replacement of an IBOR with an RFR. These amendments were published by the IASB on August 27, 2021 and were effective for annual periods beginning on or after January 1, 2021.

The Phase 2 amendments provide the following reliefs:

When changing the basis for determining contractual cash flows for financial assets and liabilities (including lease liabilities), the reliefs have the effect that the changes, that are necessary as a direct consequence of IBOR reform and which are considered economically equivalent, will not result in an immediate gain or loss in the income statement.

The hedge accounting reliefs will allow most IAS 39 hedge relationships that are directly affected by IBOR reform to continue.

The objective of IBOR Reform Phase 2 amendments was to assist entities in providing useful information about the effects of the transition to an RFR and support preparers in applying the requirements of IFRS when changes are made to contractual cash flows or hedging relationships because of the transition to an RFR. The IBOR Reform Phase 2 amendments affected the following key areas: changes in the basis for determining the contractual cash flows because of IBOR Reform, hedge accounting and disclosures.

IBOR Reform Phase 2 amendments provided specific guidance on how to treat financial assets and financial liabilities where the basis for determining the contractual cash flows changes because of IBOR Reform. This can include cases where the contractual terms are amended, cases where the contractual terms are not amended but for example, where the method for calculating the interest rate benchmark is altered, and cases where an existing contractual term is activated such as when a fallback clause is triggered.

As a practical expedient, the IBOR Reform Phase 2 amendments require an entity to apply IFRS 9, such that the change in the basis for determining the contractual cash flows is applied prospectively by revising the effective interest rate. This practical expedient only applies when the change in the basis for determining the contractual cash flows is necessary as a direct consequence of IBOR Reform and the new basis for determining the contractual cash flows is economically equivalent to the previous basis (i.e. the basis immediately preceding the change).

The IBOR Reform Phase 2 amendments provide a non-exhaustive list of examples of changes that give rise to a new basis for determining the contractual cash flows that is economically equivalent to the previous basis:

a)	The replacement of an existing interest rate benchmark used to determine the contractual cash flows of a financial asset or financial liability with an RFR or implementation of a reform of an interest rate benchmark by changing the method used to calculate the interest rate benchmark, with the addition of a fixed spread necessary to compensate for the basis difference between the existing interest rate benchmark and the RFR;
b)	Changes to the reset period, reset dates or the number of days between coupon payment dates in order to implement the reform of an interest rate benchmark; and
c)	The addition of a fallback provision to the contractual terms of a financial asset or financial liability to enable any of the changes described in a) and b) above to be implemented.

Given the similarity of financial liabilities in IFRS 9 and lease liabilities in IFRS 16, the IASB has provided a similar practical expedient in IFRS 16. The practical expedient applies when the interest rate benchmark on which lease payments are based is changed as a direct consequence of IBOR Reform and the change is done on an economically equivalent basis. Like the practical expedient in IFRS 9, the change in the contractual cash flows is applied prospectively. If additional modifications are made to lease contracts that are not required by IBOR Reform, a lessee shall apply the applicable requirements in IFRS 16 to account for all lease modifications made at the same time, including those required by IBOR Reform.

The amendments to IAS 39 introduce an exception to the existing requirements so that changes in the formal designation and documentation of a hedge accounting relationship, that are needed to reflect the changes required by IBOR Reform, do not result in the discontinuation of hedge accounting or the designation of a new hedging relationship. These changes to the hedge relationship must be made by the end of the reporting period during which a change required by IBOR Reform occurs.

The exception applies to the changes to the hedge designation that are limited to one or more of the following changes:

a)	Designating an RFR (contractually or non-contractually specified) as a hedged risk;
b)	Amending the description of the hedged item, including the description of the designated portion of the cash flows or fair value being hedged; or
c)	Amending the description of the hedging instrument; and
d)	For those applying IAS 39, amending the description of how the entity will assess hedge effectiveness.

For the purpose of assessing the retrospective effectiveness of a hedging relationship on a cumulative basis according to IAS 39, an entity may elect to reset the cumulative fair value changes of the hedged item and hedging instrument to zero. This election is made separately for each hedging relationship (i.e. on an individual hedging relationship basis). This election was introduced to minimize the risk that entities would fail the retrospective effectiveness assessment of a hedging relationship when they transition to an RFR.

The amendments to IFRS 7 require that an entity provide disclosures that enable a user to understand the nature and extent of risks arising from the IBOR Reform, how the entity is managing those risks, its progress in completing the transition from interest rate benchmarks to RFR and how it is managing the transition. To achieve this objective, an entity is required to disclose:

-	How it is managing the transition to RFR, its progress at the reporting date and the risks to which it is exposed arising from financial instruments because of the transition;
-	Disaggregated by significant interest rate benchmark subject to IBOR Reform, quantitative information about financial instruments that have yet to transition to an RFR as at the end of the reporting period, showing separately: non-derivative financial assets, non-derivative financial liabilities and financial derivatives; and
-	If the IBOR Reform has resulted in changes to an entity’s risk management strategy, a description of those changes.

The main risks to which the Bank has been exposed as a result of the IBOR Reform are:

-	Legal risks arising from potential changes required to documentation for new and existing transactions;
-	Financial and accounting risks derived from market risk models and from valuation, coverage, cancellation, hedging, discontinuation and recognition of financial instruments linked to benchmark interest rates;
-	Business risk of a decrease in revenues of products linked to benchmark interest rates that will be replaced or declined;
-	Pricing risks arising from how changes to benchmark interest rates could impact pricing mechanisms on some instruments;
-	Operational risks arising from the potential requirement to adapt Information Technology (IT) systems, trade reporting infrastructure and operational processes;
-	Conduct risks arising from the potential impact of communication with customers and engagement during the transition period, and
-	Litigation risks regarding our existing products and services, which could adversely impact our profitability.

In order to monitor the risks and address the challenges of the transition, Banco Santander (Spain) launched the Santander's global IBOR Transition Program in 2019 with the involvement of Bank’s Management. This program has a group wide scope and reports on a regular basis to Executive Management involving statutory committees. Its main objective is to ensure a smooth operational transition and address any potential customer and conduct related issues that could arise from the IBOR transition. It also aims to ensure that all impacted areas and business units understand the risks associated with the transition in a homogeneous way and can take appropriate measures to mitigate them. Besides, the Bank has its own IBOR Transition Program managed by well-trained local professionals.

The IBOR Transition Program is aligned with the recommendations, guidance and milestones defined by regulators and working groups of different jurisdictions and is structured around the following areas: Technology and Operations, Legal, Client Outreach, Risk Management and Models, Conduct and Communications and Accounting and Finance. During 2022 and 2021, the program focused on handling the transition away from LIBOR rates. The program will continue to address next steps in the transition related to legacy contracts, the LIBOR dollar termination milestone in June 2023 with the subsequent migration of operations to systems and the Central Counterparty’s transition during the second quarter of 2023.

The Bank has also closely monitored the financial markets and the output from the various industry working groups managing the transition to new benchmark interest rates. This includes announcements made by LIBOR regulators, such as the United Kingdom Financial Conduct Authority (FCA), Alternative Reference Rates Committee (ARRC) and the United States Commodity Futures Trading Commission (CFTC) regarding the transition from LIBOR including British pound sterling (GBP) to the Sterling Overnight Index Average rate (SONIA), United States dollar (USD) LIBOR to the Secured Overnight Financing Rate (SOFR) and EONIA to the Euro short-term rate (€STR).

On March 5, 2021, the FCA announced the final dates for the cessation of LIBORs:

–	On December 31, 2021, the publication of some LIBORs ceased, such as USD LIBOR (1-week and 2-month terms), CHF LIBOR (all terms), GBP LIBOR (overnight, 1-week, 2-month and 12-month terms), JPY LIBOR (overnight, 1-week, 2-month, and 12-month terms) and EUR LIBOR (all terms).
–	On June 30, 2023, the publication of USD LIBOR (overnight and 12-month maturities) will cease and the calculation methodology for USD LIBOR (1-month, 3-month and 6-month maturities) will be reformed and become non-representative.

The breakdown by type of financial asset as of December 31, 2022 of the total contracts affected by the IBOR Reform whose maturity date will be after June 30, 2023 is as follows:

Referenced to	Derivatives at	Loans at
USD LIBOR	fair value (1)	amortized cost (2)

Total affected contracts by the USD LIBOR Reform	3,719	763
Total gross carrying amount of affected contracts	2,946	33,488

(1) The notional amount of financial derivatives assets and liabilities as of December 31, 2022 was 718,980 and 730,886, respectively.

Most of the contracts affected by the USD LIBOR Reform are adhered to the International Swaps and Derivatives Association (ISDA) Protocol and will transition automatically to the new reference rates.

(2) The amount of loans at amortized cost excludes 233 million pesos of the allowance for impairment losses.

For total loans impacted by the transition, 87% of the Bank’s customers have already been contacted at least once and the Bank’s management is in renegotiation process, as of December 31, 2022 31% of the loan portfolio referenced to USD LIBOR have already been transitioned.

The operational transition in systems will take place after the interest period or after the cessation of USD LIBOR.

As of December 31, 2022, the Bank has other financial instruments, including financial derivatives, loans and other assets referenced to the USD LIBOR with a maturity date prior to June 30, 2023. The Bank has no plans to modify these contracts prior to their contractual maturity; therefore, the Bank does not expect a significant impact arising from IBOR Reform relating to these contracts.

As of December 31, 2022, the Bank has no contractual exposure to EONIA rate.

In October 2020, the ISDA launched the fallbacks Protocol and Supplement for IBORs (effective 25 January 2021), and provided market participants with of new financial derivatives fallbacks of LIBORs (among others IBOR, such as EURIBOR) for current financial derivative contracts and for new contracts. Additionally, on 19 August 2021, ISDA launched a new protocol that allowed entities to incorporate a fallback to the EONIA as the rate applicable to collateral in ISDA collateral agreements (known as CSAs). The Bank has adhered to the protocol and intends to monitor whether its counterparties will also adhere. If this plan changes or there are counterparties who will not adhere to the protocol, the Bank will negotiate with them bilaterally about including new fallback clauses.

f)   Russian invasion of Ukraine and Russian sanctions

During 2022, Russia launched a large-scale military action against Ukraine. The Russian military action has caused an ongoing humanitarian crisis as well as volatility in financial markets globally, heightened inflation, shortages and increases in the prices of energy, oil, gas and other commodities, as well as a new landscape in relation to international sanctions.

In response to the Russian military action against Ukraine, several countries have imposed severe sanctions on Russia and Belarus, including freezing/blocking assets, targeting major Russian banks, the Russian Central Bank, and certain Russian companies and individuals, imposing export controls against Russia and Russian interests, as well as the disconnection of certain Russian banks from the SWIFT (Society for Worldwide Interbank Financial Telecommunication) system.

The extent to which the conflict could ultimately impact the Bank's results will depend on future developments, including subsequent sanctions that could eventually affect negatively to some Bank’ customers (those more closely related to Russia or Ukraine). The Bank's Management has assessed the uncertainties caused by the current situation (high inflation, rise in interest rates, supply chain disruptions in more sensitive sectors, etc.) taking into account the best information available in order to anticipate the impact on the most relevant portfolios.

As of December 31, 2022, the Bank has assessed that there are no relevant financial impacts from the Russian military action.

g)   Events after the reporting period

The following significant events occurred from January 1, 2023 to the date on which these consolidated financial statements were authorized for issue:

Merger of Banco Santander Mexico with Santander Consumo, S. A. de C. V. and Santander Servicios Especializados, S.A. de C.V.

On December 22, 2021, Banco Santander México obtained the authorization from Banco Santander (Spain) to carry out a merger through absorption of Santander Consumo and Santander Servicios Especializados. Banco Santander México was the surviving entity, and the latter were the merged entities.

On December 15, 2022, the Mexican Ministry of Finance and Public Credit (hereinafter, “SHCP” by its Spanish acronym) authorized the aforementioned merger with an effective date of January 1, 2023.

Exchange Offers

In February 2023, Banco Santander (Spain) began the process of simultaneous exchange offer in Mexico and the United States of America for all the Bank's shares listed in both countries. The objective of Banco Santander (Spain) is to repurchase all of the Bank's Series "B" shares and American Depositary Shares (ADSs) that are not already in its possession.

Once the exchange offers are concluded, Banco Santander (Spain) intends to cancel the registration of the Series "B" shares in the CNBV and starts the delisting on the Mexican Stock Exchange, as well as withdraw the ADS from the listing on the New York Stock Exchange and withdraw the Series "B" shares and ADSs filed with the SEC.